Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands, shares in Millions		1 Months Ended		3 Months Ended	12 Months Ended
	Apr. 14, 2014	Apr. 30, 2015	Nov. 30, 2014	Jun. 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Redeemed for cash totaling	$ 3,900
Net deferred tax expense	$ 321,100			$ 321,100	$ 0	$ 0	$ 321,054
Federal and State income Tax Rate				38.10%
Total Deferred Tax Liabilities				$ 462,300	391,308	438,957
Deferred tax assets				14,000	343,028	353,588
Income tax expense				$ 127,200	(493)	(22,487)	$ (28,805)
Available federal net operating loss carryforwards					$ 26,100	123,800
Net operating loss carryforwards expire years					20 years
Operating loss carryforwards expiration year					expire between 2016 and 2033
Minimum tax credit carry forwards					$ 8,600	11,500
Unrecognized tax benefits					$ 2,990	$ 2,990
Blackstone [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Percentage of common shares outstanding			45.20%		30.10%
Blackstone [Member] | Secondary Offering [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Initial public offering, issued and sold		23.9	23.0